UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549
                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09481
                              HUNTINGTON VA FUNDS
              (Exact name of registrant as specified in charter)
                             5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
              (Address of principal executive offices) (Zip code)
                             Ronald J. Corn, Esq.
                         The Huntington National Bank
                             41 South High Street
                             Columbus, Ohio 43287
                    (Name and address of agent for service)

                                  Copies to:
                            David C. Mahaffey, Esq.
                             Sullivan & Worcester
                              1666 K Street, N.W.
                             Washington, DC 20006

Registrant's telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006


Item 1. Schedule of Investments.

Huntington VA Dividend Capture Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


          Shares or  Security
    Principal Amount Description                                                    Value

Common Stocks  (53.5%):
Consumer Discretionary  (2.9%):
            7,000  Genuine Parts Co.                                   $          306,810
            5,500  J.C. Penney Co., Inc.                                          332,255
            4,000  Sherwin-Williams Co.                                           197,760
           33,000  Time Warner, Inc.                                              554,070
                                                                                  -------
                                                                                1,390,895
                                                                                ---------
Consumer Staples  (1.0%):
            7,000  Molson Coors Brewing Co.                                       480,340
                                                                                  -------

Energy  (4.9%):
            9,000  ChevronTexaco Corp.                                            521,730
           14,000  ConocoPhillips (c)                                             884,100
            6,500  Consol Energy, Inc. (c)                                        482,040
            4,500  Marathon Oil Corp.                                             342,765
            1,000  Sunoco, Inc.                                                    77,570
                                                                                   ------
                                                                                2,308,205
                                                                                ---------
Financials  (14.4%):
           20,000  American Capital Strategies Ltd. (c)                           703,200
            2,000  Chubb Corp.                                                    190,880
            9,000  Hartford Financial Services Group,                             724,950
                   Inc.
           10,000  KeyCorp                                                        368,000
           12,000  Lincoln National Corp.                                         655,080
           10,000  Morgan Stanley Dean Witter & Co.                               628,200
           17,000  Protective Life Corp.                                          845,580
           11,500  Safeco Corp.                                                   577,415
            4,000  SunTrust Banks, Inc.                                           291,040
           20,000  The Bank of New York Company,                                  720,800
                   Inc.
           16,000  Wachovia Corp.                                                 896,800
            6,000  Washington Mutual, Inc. (c)                                    255,720
                                                                                  -------
                                                                                6,857,665
                                                                                ---------
Health Care  (4.1%):
           15,000  Bristol-Myers Squibb Co. (c)                                   369,150
           11,500  Eli Lilly & Co. (c)                                            635,950
           16,500  Pfizer, Inc.                                                   411,180
           10,500  Wyeth                                                          509,460
                                                                                  -------
                                                                                1,925,740
                                                                                ---------
Industrials  (4.5%):
            2,500  Burlington Northern Santa Fe Corp.                             208,325
            5,000  Cooper Industries Ltd.                                         434,500
            7,500  Deere & Co.                                                    592,875
            8,000  Norfolk Southern Corp. (c)                                     432,560
           10,000  Raytheon Co.                                                   458,400
                                                                                  -------
                                                                                2,126,660
                                                                                ---------
Materials  (2.4%):
            8,000  Inco Ltd.                                                      399,120
           11,000  Louisiana-Pacific Corp.                                        299,200
            6,000  Weyerhaeuser Co. (c)                                           434,580
                                                                                  -------
                                                                                1,132,900
                                                                                ---------
Real Estate Investment Trusts  (12.2%):
            7,000  CBL & Associates Properties, Inc.                              297,150
           25,000  Cedar Shopping Centers, Inc.                                   396,000
           16,000  Commercial NET Lease Realty                                    372,800
           11,000  Duke Realty Corp.                                              417,450
           10,000  Entertainment Properties Trust                                 419,800
            8,500  Equity Inns, Inc.                                              137,700
           12,500  Equity One, Inc..                                              307,000
           11,000  First Industrial Realty Trust, Inc.                            469,590
           11,000  Highwoods Properties, Inc.                                     371,030
            5,000  Home Properties, Inc.                                          255,500
           36,000  HRPT Properties Trust                                          422,640
            2,000  Kimco Realty Corp. (c)                                          81,280
           17,000  LTC Properties, Inc.                                           395,420
            8,000  Mid-America Apartment                                          438,000
                   Communities, Inc.
            8,000  New Plan Excel Realty Trust                                    207,520
           12,000  Senior Housing Properties Trust                                217,200
            5,000  Sovran Self Storage, Inc.                                      276,000
           21,000  Windrose Medical Properties                                    316,680
                                                                                  -------
                                                                                5,798,760
                                                                                ---------
Technology  (2.9%):
            5,000  Intel Corp. (c)                                                 96,750
            2,000  Microsoft Corp.                                                 54,420
           18,000  Motorola, Inc.                                                 412,380
           14,000  Sabre Holdings Corp.                                           329,420
           47,000  Taiwan Semiconductor Manufacturing                             472,820
                                                                                  -------
                    Co. Ltd. ADR
                                                                                1,365,790
                                                                                ---------
Telecommunications  (2.7%):
            7,500  Alltel Corp.                                                   485,625
           10,000  AT&T, Inc.                                                     270,400
            5,000  Sprint Corp.                                                   129,200
           12,000  Verizon Communications, Inc. (c)                               408,720
                                                                                  -------
                                                                                1,293,945
                                                                                ---------
Utilities  (1.5%):
            7,500  American Electric Power Co., Inc. (c)                          255,150
           15,000  Duke Energy Corp.                                              437,250
                                                                                  -------
                                                                                  692,400
                                                                                  -------
Total Common Stocks (Cost $23,106,499)                                         25,373,300
                                                                               ----------

Preferred Stocks  (42.7%):
Consumer Discretionary  (2.1%):
           10,000  ING Groep NV, 6.125%                                           244,000
            5,000  Prudential PLC, 6.500%                                         126,750
           25,000  The Walt Disney Co., 7.000%                                    635,000
                                                                                  -------
                                                                                1,005,750
                                                                                ---------
Financials  (28.5%):
           35,000  ABN Amro Capital Funding Trust V,                              814,100
                   5.900%
           23,400  Ace Ltd., Series C, 7.800%                                     613,080
           19,900  AMBAC Financial Group, 7.000%                                  498,893
           24,000  ASBC Capital I, 7.625%                                         608,640
           28,000  CitiGroup Capital Trust VIII,                                  704,200
                   6.950%
           13,700  Comerica Capital Trust I, 7.600%                               343,596
           32,000  Compass Capital, 7.350%                                        806,400
           27,600  Everest Re Capital Trust, 7.850%                               708,492
           15,000  Fleet Capital Trust VII, 7.200%                                376,950
            6,900  Fleet Capital Trust VIII, 7.200%                               174,432
            4,000  Goldman Sachs Group, Inc., Class                               103,600
                   A, 3.910%
           20,000  HSBC Holdings PLC, Series A,                                   490,600
                   6.200%
           20,000  JPMorgan Chase & Co., Series X,                                507,000
                   7.000%
           15,500  Lehman Brothers Holdings, Inc.,                                397,420
                   6.500%
           10,000  Lincoln National Capital V, Series E,                          252,000
                    7.650%
           28,000  Merrill Lynch Capital Trust V, 7.280%                          717,920
           10,000  Metlife, Inc., Series B, 6.500%                                255,800
           13,000  Morgan Stanley Capital Trust II,                               329,940
                   7.250%
           26,000  National Commerce Capital Trust II,                            660,140
                   7.700%
           18,000  Partnerre Capital Trust I, 7.900%                              453,420
           12,400  PLC Capital Trust, 7.250%                                      313,224
            1,900  Provident Financial Group, Inc.,                                49,780
                   8.375%
           17,300  RenaissanceRe Holdings Ltd.,                                   437,344
                   Series B, 7.300%
           35,000  Royal Bank of Scotland, Series N,                              881,300
                   6.350%
           21,200  SLM Corp., 6.000%                                              506,680
           13,900  St. Paul Capital Trust, 7.600%                                 354,311
            5,000  Suntrust Capital IV, 7.125%                                    125,900
           15,000  The Bank of New York, Inc. Capital                             361,200
                   V, 7.800%
            1,300  Torchmark Capital Trust I, 7.750%                               33,150
           27,000  Wells Fargo Capital Trust II,                                  681,210
                                                                                  -------
                   7.000%
                                                                               13,560,722
                                                                               ----------
Health Care  (0.7%):
           13,000  Aetna, Inc., 8.500%                                            329,160
                                                                                  -------

Industrials  (1.7%):
           32,000  General Electric Capital Corp.,                                788,800
                                                                                  -------
                   6.100%

Real Estate Investment Trusts  (1.7%):
            1,400  Equity Residential Properties, Series                           36,680
                    D, 8.600%
            2,000  Prologis Trust, Series F, 6.750%                                50,000
           17,000  Public Storage, Series F, 6.45%                                396,440
           13,000  Public Storage, Series R, 8.000%                               327,990
                                                                                  -------
                                                                                  811,110
                                                                                ---------
Telecommunications  (0.9%):
           17,000  AT&T, Inc., 7.000%                                             427,210
                                                                                  -------

Utilities  (7.1%):
           39,700  BGE Capital Trust II, 6.200%                                   988,927
           20,000  Consolidated Edison Co., Inc.,                                 502,400
                   7.500%
           10,000  Dominion CNG Capital Trust I,                                  254,600
                   7.800%
           23,400  Entergy LA, Inc., 7.600%                                       591,552
           40,000  Georgia Power Capital, 7.125%                                1,011,600
                                                                                ---------
                                                                                3,349,079
                                                                                ---------
Total Preferred Stocks (Cost $20,959,346)                                      20,271,831
                                                                               ----------

Mutual Funds  (3.1%):
Exchange Traded Funds  (3.1%):
           16,500  AMEX Technology SPDR                                           365,640
            8,500  S&P 500 Depositary Receipt                                   1,103,555
                                                                                ---------

Total Mutual Funds (Cost $1,227,729)                                            1,469,195
                                                                                ---------

Cash Equivalent  (0.6%):
          282,888  Huntington Money Market Fund,                                  282,888
                                                                                  -------
                   Interfund Shares*

Total Cash Equivalent (Cost $282,888)                                             282,888
                                                                                  -------

Short -Term Securities Held as Collateral for Securities Lending (8.9%):
Mutual Funds (6.0%):
       $2,853,227  JPMorgan Institutional Prime Money Market                    2,853,227
                                                                                ---------
                                                                                2,853,227
Time Deposits (2.1%):
          196,067  Bank of Montreal, 4.830%, 4/3/06                               196,067
          392,133  Barclay Bank PLC, 4.850%, 4/3/06                               392,133
          392,133  Canadian Imperial Bank of Commerce, 4.812%, 4/3/06             392,133
           22,897  Regions Bank, 4.830%, 4/3/06                                    22,897
                                                                                   ------
                                                                                1,003,230
                                                                                ---------
Variable Rate Obligations (0.8%):
          182,227  Morgan Stanley & Co., 4.935%, 4/3/06                           182,227
          195,341  Sedina Finance, Inc., 4.788%, 4/25/06                          195,341
                                                                                  -------
                                                                                  377,568
                                                                                ---------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $4,234,025)                                        4,234,025
                                                                                ---------


Total Investments (Cost $49,810,487) (a)   -   108.8%                          51,631,239
Liabilities in Excess of Other Assets   -   (8.8)%                            (4,197,022)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       47,434,217
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington VA Growth Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)



         Shares or  Security
   Principal Amount Description                                                    Value

Common Stocks  (96.3%):
Consumer Discretionary  (4.8%):
            4,219  CBS Corp., Class B                                  $          101,172
              520  Discovery Holdings Co., Class A (b)                              7,800
              500  Ebay, Inc. (b)                                                  19,530
           10,278  Home Depot, Inc. (c)                                           434,759
            2,339  Kohl's Corp. (b)                                               123,990
            7,677  Time Warner, Inc.                                              128,897
            4,219  Viacom, Inc., Class B (b)                                      163,697
                                                                                  -------
                                                                                  979,845
                                                                                ---------
Consumer Staples  (14.8%):
            4,248  Colgate-Palmolive Co.                                          242,561
           13,510  PepsiCo, Inc.                                                  780,742
           11,688  Procter & Gamble Co.                                           673,463
           10,675  Sysco Corp.                                                    342,134
            3,441  Wal-Mart Stores, Inc. (c)                                      162,553
           10,670  Walgreen Co.                                                   460,197
            5,290  William Wrigley Jr. Co.                                        338,560
                                                                                  -------
                                                                                3,000,210
                                                                                ---------
Energy  (12.6%):
            6,217  Anadarko Petroleum Corp.                                       627,979
            1,000  Emerson Electric Co.                                            83,630
            5,000  Exxon Mobil Corp. (c)                                          304,300
            5,000  Kinder Morgan, Inc.                                            459,950
            5,000  Occidental Petroleum Corp.                                     463,250
            5,000  Schlumberger, Ltd. (c)                                         632,850
                                                                                  -------
                                                                                2,571,959
                                                                                ---------
Financials  (2.5%):
            2,591  American Express Co.                                           136,157
            1,400  Lehman Brothers Holdings, Inc.                                 202,342
            4,237  St. Paul Cos., Inc.                                            177,064
                                                                                  -------
                                                                                  515,563
                                                                                ---------
Health Care  (22.2%):
            6,891  Abbott Laboratories                                            292,661
            8,800  Amgen, Inc. (b)                                                640,200
            6,100  Baxter International, Inc.                                     236,741
            2,700  Dentsply International, Inc.                                   157,005
            6,200  Gilead Sciences, Inc. (b)                                      385,764
              269  Hospira, Inc. (b)                                               10,615
            2,290  IMS Health, Inc.                                                59,013
            7,000  Invacare Corp.                                                 217,420
            5,977  Johnson & Johnson                                              353,958
            1,968  Medco Health Solutions, Inc. (b)                               112,609
            2,015  Medtronic, Inc.                                                102,261
            2,648  Millipore Corp. (b)                                            193,463
           13,122  Pfizer, Inc.                                                   327,000
            4,000  Roche Holdings Ltd. AG ADR                                     297,050
           12,363  Schering-Plough Corp.                                          234,773
            6,530  Stryker Corp.                                                  289,540
            3,600  UnitedHealth Group, Inc.                                       201,096
            5,465  Wyeth                                                          265,162
            2,000  Zimmer Holdings, Inc. (b)                                      135,200
                                                                                  -------
                                                                                4,511,531
                                                                                ---------
Industrials  (12.3%):
            4,000  Caterpillar, Inc.                                              287,240
           10,200  Cintas Corp.                                                   434,724
           26,975  General Electric Co.                                           938,190
            8,806  Illinois Tool Works, Inc.                                      848,106
                                                                                  -------
                                                                                2,508,260
                                                                                ---------
Materials  (1.5%):
            8,029  Ecolab, Inc.                                                   306,708
                                                                                  -------

Technology  (25.4%):
            7,500  Advanced Micro Devices, Inc. (b)                               248,700
            7,684  Analog Devices, Inc.                                           294,220
              663  Applied Materials, Inc.                                         11,609
            6,887  Automatic Data Processing, Inc.                                314,598
            6,900  Broadcom Corp. (b)                                             297,804
           14,594  Cisco Systems, Inc. (b)                                        316,252
           10,000  Computer Sciences Corp. (b)                                    555,501
            8,698  Dell, Inc. (b)                                                 258,852
            8,340  EMC Corp. (b)                                                  113,674
            6,712  Hewlett Packard Co.                                            220,825
           17,764  Intel Corp. (c)                                                343,733
            2,999  International Business Machines                                247,328
                   Corp.
            7,500  Iron Mountain, Inc. (b)                                        305,550
           29,508  Microsoft Corp.                                                802,914
            6,100  Molex, Inc.                                                    202,520
              342  Network Appliance, Inc. (b)                                     12,322
           14,980  Oracle Corp. (b)                                               205,076
            6,930  Qualcomm, Inc.                                                 350,727
            2,201  Solectron Corp. (b)                                              8,804
            1,493  Texas Instruments, Inc.                                         48,478
                                                                                   ------
                                                                                5,159,487
                                                                                ---------
Telecommunications  (0.2%):
            2,308  Vodafone Group PLC.                                             48,237
                                                                                   ------

Utilities  (0.0%):
              187  Duke Energy Corp.                                                5,451
                                                                                    -----

Total Common Stocks (Cost $17,470,343)                                         19,607,251
                                                                               ----------

Mutual Funds  (2.9%):
Exchange Traded Funds  (2.9%):
            8,000  iShares S&P 500/Barra Growth Index                             485,840
                    Fund
            2,675  NASDAQ 100 Index Fund                                          112,190
                                                                                  -------

Total Mutual Funds (Cost $555,290)                                                598,030
                                                                                  -------

Cash Equivalent  (0.4%):
           85,565  Huntington Money Market Fund,                                   85,565
                                                                                   ------
                   Interfund Shares*

Total Cash Equivalent (Cost $85,565)                                               85,565
                                                                                   ------



Short -Term Securities Held as Collateral for Securities Lending (13.9%):
Mutual Funds (5.4%):
       $1,103,790  JPMorgan Institutional Prime Money Market                    1,103,790
                                                                                ---------
                                                                                1,103,790
                                                                                ---------
Time Deposits (2.4%):
           87,858  Bank of Montreal, 4.830%, 4/3/06                                87,858
          175,716  Barclay Bank PLC, 4.850%, 4/3/06                               175,716
          175,716  Canadian Imperial Bank of Commerce, 4.812%, 4/3/06             175,716
           52,846  Regions Bank, 4.830%, 4/3/06                                    52,846
                                                                                   ------
                                                                                  492,136
                                                                                ---------
Variable Rate Obligations (6.1%):
                           161,240
Morgan Stanley & Co., 4.935%, 4/3/06                                              161,240
                        1,079,829
Greenwich Capital Holdings, 4.788%, 4/3/06                                      1,079,829
                                                                                ---------
                                                                                1,241,069
                                                                                ---------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $2,836,995)                                        2,836,995
                                                                                ---------



Total Investments (Cost $20,948,193) (a)   -   113.5%                          23,127,841
Liabilities in Excess of Other Assets   -   (13.5)%                           (2,754,577)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       20,373,264
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington VA Income Equity Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)



        Shares or   Security
   Principal Amount Description                                                    Value

Common Stocks  (99.1%):
Consumer Discretionary  (7.0%):
            4,000  Fortune Brands, Inc.                                $          322,520
           20,700  Genuine Parts Co.                                              907,281
           23,300  Pearson PLC ADR                                                322,705
           14,600  Thompson Corp.                                                 545,456
            8,100  V.F. Corp.                                                     460,890
                                                                                  -------
                                                                                2,558,852
                                                                                ---------
Consumer Staples  (2.3%):
            8,700  Anheuser Busch Cos., Inc.                                      372,099
            7,000  Molson Coors Brewing Co., Class B                              480,340
                                                                                  -------
                                                                                  852,439
                                                                                ---------
Energy  (14.3%):
            4,400  Ameren Corp.                                                   219,208
            5,700  Apache Corp.                                                   373,407
           14,500  AU Optronics Corp. ADR                                         216,195
           19,800  Chevron Corp.                                                1,147,806
           22,600  ConocoPhillips                                               1,427,190
            4,600  Kinder Morgan Energy Partners LP                               221,628
           13,100  Occidental Petroleum Corp.                                   1,213,715
            8,700  Progress Energy, Inc.                                          382,626
                                                                                  -------
                                                                                5,201,775
                                                                                ---------
Financials  (33.8%):
           22,600  AmSouth Bancorporation                                         611,330
           28,100  Bank of America Corp.                                        1,279,674
           20,200  BB&T Corp.                                                     791,840
           28,800  CitiGroup, Inc.                                              1,360,224
           11,400  Comerica, Inc.                                                 660,858
           26,200  JPMorgan Chase & Co.                                         1,090,968
           17,900  Lincoln National Corp.                                         977,161
           34,100  National City Corp.                                          1,190,090
           29,800  Regions Financial Corp.                                      1,048,066
            9,600  SunTrust Banks, Inc.                                           698,496
           18,800  Unitrin, Inc.                                                  874,388
           10,100  Wachovia Corp.                                                 566,105
           25,700  Washington Mutual, Inc. (c)                                  1,095,334
                                                                                ---------
                                                                               12,244,534
                                                                               ----------
Health Care  (8.2%):
           34,100  Bristol-Myers Squibb Co. (c)                                   839,201
            7,100  Eli Lilly & Co. (c)                                            392,630
            6,800  GlaxoSmithKline PLC ADR                                        355,708
           25,900  Merck & Co., Inc.                                              912,457
           10,000  Wyeth                                                          485,200
                                                                                  -------
                                                                                2,985,196
                                                                                ---------
Industrials  (10.6%):
           23,800  General Electric Co.                                           827,764
           14,200  Masco Corp.                                                    461,358
           19,700  Pitney Bowes, Inc.                                             845,721
           29,200  R.R. Donnelley & Sons Co.                                      955,424
           27,900  Tyco International, Ltd.                                       749,952
                                                                                  -------
                                                                                3,840,219
                                                                                ---------
Materials  (7.1%):
           27,500  Boston Scientific Corp. (b) (c)                                633,875
            9,300  Du Pont (E.I.) de Nemours & Co.                                392,553
            5,100  POSCO ADR                                                      325,380
            9,100  PPG Industries, Inc.                                           576,485
           16,500  The Dow Chemical Co.                                           669,900
                                                                                  -------
                                                                                2,598,193
                                                                                ---------
Technology  (7.2%):
            7,200  Automatic Data Processing, Inc.                                328,896
            7,700  First Data Corp.                                               360,514
           16,500  Intel Corp. (c)                                                319,275
           12,600  Microsoft Corp.                                                342,846
            9,100  Motorola, Inc.                                                 208,481
           28,500  Nokia Corp.                                                    590,520
           13,900  Texas Instruments, Inc.                                        451,333
                                                                                  -------
                                                                                2,601,865
                                                                                ---------
Telecommunications  (7.4%):
           18,900  Alltel Corp.                                                 1,223,775
           13,000  AT&T, Inc.                                                     351,520
           31,300  Avaya, Inc. (b) (c)                                            353,690
           17,300  Sprint Corp.                                                   447,032
            9,300  Verizon Communications, Inc.                                   316,758
                                                                                  -------
                                                                                2,692,775
                                                                                ---------
Utilities  (1.2%):
           10,300  Consolidated Edison, Inc. (c)                                  448,050
                                                                                  -------

Total Common Stocks (Cost $31,743,216)                                         36,023,898
                                                                               ----------

Cash Equivalent  (0.2%):
           78,175  Huntington Money Market Fund,                                   78,175
                                                                                   ------
                   Interfund Shares*

Total Cash Equivalent (Cost $78,175)                                               78,175
                                                                                   ------

Short -Term Securities Held as Collateral for Securities Lending (12.0%):
Mutual Funds (7.8%):
      $2,820,490   JPMorgan Institutional Prime Money Market                    2,820,490
                                                                                ---------
                                                                                2,820,490
                                                                                ---------
Time Deposits (2.1%):
        148,584    Bank of Montreal, 4.830%, 4/3/06                               148,585
        297,168    Barclay Bank PLC, 4.850%, 4/3/06                               297,168
        297,168    Canadian Imperial Bank of Commerce, 4.812%, 4/3/06             297,168
         32,826    Regions Bank, 4.830%, 4/3/06                                    32,827
                                                                                   ------
                                                                                  775,748
                                                                                ---------
Variable Rate Obligations (2.1%):
        573,744    Banco Santander, 4.695%, 4/13/06                               573,744
        184,251    Sedina Finance, Inc., 4.788%, 4/25/06                          184,250
                                                                                  -------
                                                                                  757,994
                                                                                ---------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $4,354,232)                                        4,354,232
                                                                                ---------


Total Investments (Cost $36,175,623) (a)   -   111.3%                          40,456,305
Liabilities in Excess of Other Assets   -   (11.3)%                           (4,105,901)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       36,350,404
                                                                               ==========
See Notes to Portfolio of Investments.

Huntington VA International Equity Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (90.7%):
Brazil  (1.2%):
Energy  (1.2%):
              440  Petroleo Brasileiro SA ADR                          $           38,135
                                                                                   ------

Canada  (4.1%):
Energy  (0.7%):
              470  Encana Corp. ADR                                                21,963
                                                                                   ------
Industrials  (1.9%):
            1,340  Canadian National Railway Co.                                   60,675
                                                                                   ------
Materials  (1.5%):
            1,060  Alcan, Inc.                                                     48,474
                                                                                   ------
                                                                                  131,112
                                                                                ---------
Finland  (3.6%):
Materials  (1.6%):
            2,200  UPM Kymmene OYJ ADR                                             51,920
                                                                                   ------
Technology  (2.0%):
            3,100  Nokia OYJ ADR                                                   64,232
                                                                                   ------
                                                                                  116,152
                                                                                ---------
France  (7.8%):
Consumer Staples  (2.9%):
            3,440  Groupe Danone ADR                                               88,167
                                                                                   ------
Energy  (1.3%):
              325  Total SA ADR                                                    42,812
                                                                                   ------
Financials  (1.4%):
            1,309  Axa ADR                                                         45,763
                                                                                   ------
Utilities  (2.2%):
            1,820  Suez SA ADR                                                     71,799
                                                                                   ------
                                                                                  248,541
                                                                                ---------
Germany  (3.0%):
Consumer Discretionary  (1.0%):
               85  Puma AG Rudolf Dassler Sport ADR                                32,085
                                                                                   ------
                    (b)

Technology  (2.0%):
            1,150  SAP AG ADR                                                      62,468
                                                                                   ------
                                                                                   94,553
Hong Kong  (0.9%):
Financials  (0.9%):
            7,800  Bank of East Asia Ltd. ADR                                      28,195
                                                                                   ------

Ireland  (1.4%):
Financials  (1.4%):
              935  Allied Irish Banks PLC ADR                                      44,394
                                                                                   ------
Japan  (16.4%):
Consumer Discretionary  (7.7%):
              501  Canon, Inc. ADR                                                 33,091
            1,710  Honda Motor Co., LTD. ADR                                       52,942
            1,790  Matsushita Electric Industrial Co.                              39,631
                   Ltd. ADR
            3,075  Sharp Corp. ADR                                                 54,338
            3,795  Shiseido Co. Ltd. ADR                                           70,438
                                                                                   ------
                                                                                  250,440
                                                                                ---------
Financials  (2.6%):
            5,458  Mitsubishi UFJ Financial Group, Inc.                            83,016
                                                                                   ------
                   ADR

Health Care  (1.5%):
              100  Eisai Co. Ltd.                                                   4,359
              450  Eisai Co., Ltd. ADR                                             19,565
              700  Terumo Corp.                                                    23,021
                                                                                   ------
                                                                                   46,945
                                                                                ---------
Industrials  (3.7%):
              650  Komatsu Ltd. ADR                                                49,470
              660  Secom Co., Ltd. ADR                                             67,348
                                                                                   ------
                                                                                  116,818
                                                                                ---------
Utilities  (0.9%):
            1,100  The Tokyo Electric Power Co., Inc.                              27,435
                                                                                   ------
                                                                                  524,654
                                                                                ---------
Mexico  (1.1%):
Materials  (1.1%):
              553  Cemex SA ADR                                                    36,100
                                                                                   ------

Netherlands  (7.7%):
Consumer Discretionary  (4.6%):
            1,708  ING Group NV ADR                                                67,295
            2,300  Koninklijke (Royal) Philips                                     77,396
                                                                                   ------
                   Electronics NV ADR
                                                                                  144,691
                                                                                ---------
Industrials  (3.1%):
            2,895  TNT NV ADR                                                      99,964
                                                                                   ------
                                                                                  244,655
                                                                                ---------
Netherlands Antilles  (1.6%):
Energy  (1.6%):
              410  Schlumberger Ltd. ADR                                           51,894
                                                                                   ------

Norway  (1.6%):
Telecommunications  (1.6%):
            4,632  Telenor ASA                                                     49,851
                                                                                   ------

Singapore  (2.6%):
Telecommunications  (2.6%):
            5,164  Singapore Telecommunications Ltd.                               84,569
                                                                                   ------
                   ADR

Spain  (2.8%):
Financials  (0.4%):
              550  Banco Bilbao Vizcaya SA ADR                                     11,468
                                                                                   ------
Telecommunications  (2.4%):
            1,674  Telefonica SA ADR                                               78,627
                                                                                   ------
                                                                                   90,095
                                                                                ---------
Sweden  (5.0%):
Consumer Discretionary  (2.8%):
            1,535  Electrolux AB, Series B ADR                                     88,038
                                                                                   ------
Financials  (2.2%):
            2,500  ForeningsSparbanken AB                                          70,489
                                                                                   ------
                                                                                  158,527
Switzerland  (4.4%):
Health Care  (1.8%):
            1,040  Novartis AG ADR                                                 57,658
                                                                                   ------
Materials  (2.6%):
            2,930  Syngenta AG ADR                                                 82,362
                                                                                   ------
                                                                                  140,020
                                                                                ---------
Taiwan  (2.3%):
Technology  (2.3%):
            7,200  Taiwan Semiconductor Manufacturing                              72,432
                                                                                   ------
                    Co. Ltd.

United Kingdom  (23.2%):
Consumer Discretionary  (2.7%):
            6,150  Pearson PLC ADR                                                 85,178
                                                                                   ------
Consumer Staples  (5.1%):
            2,018  Cadbury Schweppes PLC ADR                                       80,720
            4,774  Tesco PLC ADR                                                   81,979
                                                                                   ------
                                                                                  162,699
                                                                                ---------
Energy  (2.8%):
              850  BG Group PLC ADR                                                53,303
              535  BP Amoco PLC ADR                                                36,883
                                                                                   ------
                                                                                   90,186
                                                                                ---------
Financials  (2.3%):
            1,547  Barclays PLC ADR                                                72,400
                                                                                   ------
Health Care  (1.7%):
            1,045  GlaxoSmithKline PLC ADR                                         54,664
                                                                                   ------
Industrials  (5.2%):
            1,306  Bunzl PLC ADR                                                   78,425
            3,915  Tomkins PLC ADR                                                 92,276
                                                                                   ------
                                                                                  170,701
                                                                                ---------
Materials  (1.7%):
              265  Rio Tinto PLC ADR                                               54,855
                                                                                   ------
Utilities  (1.7%):
            2,825  Scottish & Southern Energy PLC                                  55,469
                                                                                   ------
                   ADR
                                                                                  746,152
                                                                                ---------
Total Common Stocks (Cost $2,440,600)                                           2,900,031
                                                                                ---------

Mutual Funds  (3.5%):
India  (1.4%):
Management Investment Operation  (1.4%):
              913  Morgan Stanley India Investment                                 45,650
                                                                                   ------
                   Fund

Japan  (1.2%):
Management Investment Operation  (1.2%):
            2,700  iShares MSCI Japan  Index Fund                                  38,880
                                                                                   ------

South Korea  (0.9%):
Management Investment Operation  (0.9%):
              615  iShares MSCI, South Korea Index                                 28,690
                                                                                   ------
                   Fund

Total Mutual Funds (Cost $87,922)                                                 113,220
                                                                                  -------



Total Investments (Cost $2,528,521) (a)   -   94.2%                             3,013,251
Other Assets in Excess of Liabilities   -   5.8%                                  184,366
                                                                                  -------

NET ASSETS   -   100.0%                                                $        3,197,617
                                                                                =========
------------
See Notes to Portfolio of Investments.

Huntington VA Macro 100 Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (96.0%):
Consumer Discretionary  (16.6%):
              900  3M Co.                                              $           68,121
            2,400  Amazon.Com, Inc. (b)                                            87,624
            3,800  AutoNation, Inc. (b)                                            81,890
              800  AutoZone, Inc. (b)                                              79,752
            1,900  Bed Bath & Beyond, Inc. (b)                                     72,960
            2,400  Darden Restaurants, Inc.                                        98,472
            1,900  Ebay, Inc. (b)                                                  74,214
            1,800  Genuine Parts Co.                                               78,894
            3,200  Hilton Hotels Corp.                                             81,472
            2,000  Home Depot, Inc.                                                84,600
            3,500  Limited Brands, Inc.                                            85,610
            1,900  Liz Claiborne, Inc.                                             77,862
            1,200  Lowe's Cos., Inc.                                               77,328
            2,800  Starbucks Corp. (b)                                            105,392
            3,300  TJX Companies, Inc.                                             81,906
            1,900  UST, Inc.                                                       79,040
            1,700  Wendy's International, Inc.                                    105,502
            1,500  YUM! Brands, Inc.                                               73,290
                                                                                   ------
                                                                                1,493,929
                                                                                ---------
Consumer Staples  (5.5%):
            1,200  Brown-Forman Corp.                                              92,364
            3,700  Coca-Cola Enterprises, Inc.                                     75,258
            3,000  Constellation Brands, Inc. (b)                                  75,150
            2,400  Pepsi Bottling Group, Inc.                                      72,936
              900  Reynolds American, Inc.                                         94,950
            3,400  Staples, Inc.                                                   86,768
                                                                                   ------
                                                                                  497,426
                                                                                ---------
Energy  (1.0%):
            1,800  Ameren Corp.                                                    89,676
                                                                                   ------

Financials  (19.8%):
            2,000  Bank of America Corp.                                           91,080
              600  Bear Stearns Companies, Inc.                                    83,220
              900  Capital One Financial Corp.                                     72,468
            1,700  Compass Bancshares, Inc.                                        86,037
            2,300  Countrywide Credit Industries, Inc.                             84,410
            4,200  E*Trade Group, Inc. (b)                                        113,316
            2,100  First Horizon National Corp.                                    87,465
              800  Franklin Resources, Inc.                                        75,392
            1,200  Golden West Financial Corp.                                     81,480
              600  Goldman Sachs Group, Inc.                                       94,176
              600  Lehman Brothers Holdings, Inc.                                  86,718
            1,800  Marshall & Ilsley Corp.                                         78,444
            1,100  Merrill Lynch & Co., Inc.                                       86,636
            1,500  Moody's Corp.                                                  107,190
            1,400  Morgan Stanley                                                  87,948
            2,100  Principal Financial Group                                      102,480
            1,900  SLM Corp.                                                       98,686
            1,100  T. Rowe Price Group, Inc.                                       86,031
            5,000  The Charles Schwab Corp.                                        86,050
            1,600  Wachovia Corp.                                                  89,680
                                                                                   ------
                                                                                1,778,907
                                                                                ---------
Health Care  (3.4%):
              800  Bausch & Lomb, Inc.                                             50,960
            1,600  Caremark Rx, Inc. (b)                                           78,688
            1,000  Express Scripts, Inc. (b)                                       87,900
            2,400  Thermo Electron Corp. (b)                                       89,016
                                                                                   ------
                                                                                  306,564
                                                                                ---------
Industrials  (11.4%):
            1,400  Avery Dennison Corp.                                            81,872
            1,500  Danaher Corp.                                                   95,325
            1,900  Dover Corp.                                                     92,264
            1,200  Eaton Corp.                                                     87,564
            2,000  Ingersoll Rand Co.                                              83,580
            1,200  ITT Industries, Inc.                                            67,464
            3,000  Pall Corp.                                                      93,570
            2,000  Parker Hannifin Corp.                                          161,220
            1,800  Pitney Bowes, Inc.                                              77,274
            1,300  Rockwell International Corp.                                    93,483
            1,000  Textron, Inc.                                                   93,390
                                                                                   ------
                                                                                1,027,006
                                                                                ---------
Materials  (3.1%):
            1,600  Freeport-McMoran Copper & Gold,                                 95,632
                   Inc.
            1,700  Sherwin-Williams Co.                                            84,048
            1,100  Vulcan Materials Co.                                            95,315
                                                                                   ------
                                                                                  274,995
                                                                                ---------
Technology  (33.6%):
            2,400  Adobe Systems, Inc.                                             83,808
            2,900  Advanced Micro Devices, Inc. (b)                                96,164
            1,500  Affiliated Computer Services, Inc.                              89,490
                   (b)
            4,000  Altera Corp. (b)                                                82,560
            2,100  Analog Devices, Inc.                                            80,409
            6,400  Andrew Corp. (b)                                                78,592
           22,200  Applied Micro Circuits Corp. (b)                                90,354
            1,700  Autodesk, Inc. (b)                                              65,484
            3,700  BMC Software, Inc. (b)                                          80,142
            2,250  Broadcom Corp. (b)                                              97,110
            2,700  CA, Inc.                                                        73,467
           24,000  Ciena Corp. (b)                                                125,040
            2,900  Citrix Systems, Inc. (b)                                       109,910
            8,800  Compuware Corp. (b)                                             68,904
            2,800  Comverse Technology, Inc. (b)                                   65,884
            1,400  Electronic Arts, Inc. (b)                                       76,608
            1,200  Fisher Scientific International, Inc.                           81,660
                   (b)
            1,700  Intuit, Inc. (b)                                                90,423
            2,400  Jabil Circuit, Inc. (b)                                        102,864
           33,600  JDS Uniphase Corp. (b)                                         140,112
            2,000  Linear Technology Corp.                                         70,160
            1,800  Maxim Integrated Products, Inc.                                 66,870
            2,300  Mercury Interactive Corp. (b)                                   80,040
            2,900  National Semiconductor Corp.                                    80,736
            9,500  Novell, Inc. (b)                                                72,960
           11,605  Oracle Corp. (b)                                               158,872
            4,080  Parametric Technology Corp. (b)                                 66,626
            8,200  PMC-Sierra, Inc. (b)                                           100,778
            4,400  QLogic Corp. (b)                                                85,140
            1,700  Qualcomm, Inc.                                                  86,037
            3,300  Symantec Corp. (b)                                              55,539
            2,900  Tektronix, Inc.                                                103,559
           10,800  Unisys Corp. (b)                                                74,412
            2,700  Xilinx, Inc.                                                    68,742
            2,200  Yahoo, Inc. (b)                                                 70,972
                                                                                   ------
                                                                                3,020,428
                                                                                ---------
Telecommunications  (1.6%):
            6,400  Avaya, Inc. (b)                                                 72,320
            2,902  Sprint Corp.                                                    74,988
                                                                                   ------
                                                                                  147,308
                                                                                ---------
Total Common Stocks (Cost $7,321,000)                                           8,636,239
                                                                                ---------

Cash Equivalent  (4.0%):
          359,878  Huntington Money Market Fund, Interfund Shares*                359,878
                                                                                  -------


Total Cash Equivalent (Cost $359,878)                                             359,878
                                                                                  -------



Total Investments (Cost $7,680,878) (a)   -   100.0%                            8,996,117
Liabilities in excess of other assets   -   0.0%                                  (4,032)
                                                                                  -------

NET ASSETS   -   100.0%                                                $        8,992,085
                                                                                =========
------------
See Notes to Portfolio of Investments.

Huntington VA Mid Corp America Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


         Shares or Security
    Principal AmountDescription                                                    Value

Common Stocks  (82.5%):
Consumer Discretionary  (12.3%):
            2,349  Abercrombie & Fitch Co., Class A                    $          136,947
            4,350  AnnTaylor Stores Corp. (b)                                     160,037
            4,200  Beazer Homes USA, Inc.                                         275,940
            1,900  BorgWarner, Inc.                                               114,076
            1,400  Boyd Gaming Corp.                                               69,916
            2,000  Brunswick Corp.                                                 77,720
              500  Career Education Corp. (b)                                      18,865
            2,000  Centex Corp.                                                   123,980
            1,087  Cooper Tire & Rubber Co. (c)                                    15,588
              700  Cummins Engine, Inc.                                            73,570
            4,000  D. R. Horton, Inc.                                             132,880
            1,000  Dollar General Corp.                                            17,670
              700  Dorel Industries, Inc. Class B (b)                              19,215
              545  Fidelity National Title Group, Inc.,                            12,410
                   Class A
            2,000  Hanover Insurance Group, Inc.                                  104,840
              600  Harman International Industries,                                66,678
                   Inc. (c)
              400  Hilton Hotels Corp.                                             10,184
              300  Hovnanian Enterprises, Inc. Class A (b)                         13,179
              700  Intrawest Corp.                                                 23,933
              700  Leggett & Platt, Inc.                                           17,059
              400  Lennar Corp.                                                    24,152
            3,444  Liz Claiborne, Inc.                                            141,135
            3,100  Mohawk Industries, Inc. (b)                                    250,232
            3,300  NBTY, Inc. (b)                                                  74,316
            4,358  Nordstrom, Inc.                                                170,746
            1,000  Pacific Sunwear of California, Inc. (b) (c)                     22,160
              700  Polo Ralph Lauren Corp.                                         42,427
            7,844  Pulte Homes, Inc. (c)                                          301,366
            2,000  Republic Services, Inc., Class A                                85,020
            4,482  Royal Caribbean Cruises Ltd.                                   188,334
            1,678  Ruby Tuesday, Inc. (c)                                          53,830
            3,300  Sonic Automotives, Inc.                                         91,608
              900  Starwood Hotels & Resorts                                       60,957
                   Worldwide, Inc.
              700  Stein Mart, Inc.                                                12,194
              700  Technical Olympic USA, Inc.                                     14,245
            1,493  The Stanley Works (c)                                           75,635
              700  The Warnaco Group, Inc. (b)                                     16,800
            1,400  UniFirst Corp.                                                  46,508
            1,030  Whirlpool Corp.                                                 94,214
            1,000  Wolverine World Wide, Inc.                                      22,130
            3,400  Zales Corp. (b) (c)                                             95,302
                                                                                   ------
                                                                                3,367,998
                                                                                ---------
Consumer Staples  (2.3%):
            3,730  Church & Dwight Co., Inc.                                      137,711
            2,600  Constellation Brands, Inc. (b) (c)                              65,130
            1,660  Molson Coors Brewing Co., Class B                              113,909
            2,111  Ralcorp Holding, Inc. (b)                                       80,324
            2,200  Smithfield Foods, Inc. (b)                                      64,548
            2,600  Spectrum Brands, Inc. (b)                                       56,472
            1,934  Supervalu, Inc. (c)                                             59,606
            2,770  Tyson Foods, Inc., Class A                                      38,060
                                                                                   ------
                                                                                  615,760
                                                                                ---------
Energy  (9.0%):
            3,356  Apache Corp.                                                   219,852
              100  Baker Hughes, Inc.                                               6,840
              300  BJ Services Co.                                                 10,380
           13,058  Chesapeake Energy Corp. (c)                                    410,152
            7,014  Devon Energy Corp.                                             429,045
            1,400  Forest Oil Corp. (b)                                            52,052
            1,700  Helmerich & Payne, Inc.                                        118,694
            1,133  Mariner Energy, Inc. (b)                                        23,238
            2,400  Murphy Oil Corp. (c)                                           119,568
              100  National Oilwell Vargo, Inc. (b)                                 6,412
            8,084  Noble Energy, Inc.                                             355,049
            1,386  Occidental Petroleum Corp.                                     128,413
              200  Patterson-Uti Energy, Inc.                                       6,392
              200  Peabody Energy Corp. (c)                                        10,082
              300  Smith International, Inc.                                       11,688
            1,300  Suncor Energy, Inc. ADR                                        100,126
              100  Sunoco, Inc.                                                     7,757
            1,743  Unit Corp. (b)                                                  97,172
            7,214  Weatherford International, Inc. (b)                            330,041
              200  XTO Energy, Inc.                                                 8,714
                                                                                    -----
                                                                                2,451,667
                                                                                ---------
Financials  (12.8%):
            3,350  Allied Capital Corp. (c)                                       102,510
            2,100  AMBAC Financial Group, Inc.                                    167,160
            1,400  Amcore Financial, Inc.                                          44,268
            3,084  AmeriCredit Corp. (b)                                           94,771
            2,500  BancorpSouth, Inc.                                              60,025
            1,337  Bear Stearns Companies, Inc.                                   185,442
            2,266  BOK Financial Corp.                                            107,748
            2,700  Chittenden Corp.                                                78,219
              600  CIT Group, Inc.                                                 32,112
            3,159  City National Corp.                                            242,579
            3,621  Compass Bancshares, Inc.                                       183,259
            3,117  Fidelity National Financial, Inc.                              110,747
            2,900  First American Financial Corp.                                 113,564
            4,832  First Horizon National Corp.                                   201,253
            2,000  FirstMerit Corp.                                                49,320
            1,068  Fulton Financial Corp.                                          18,370
              800  Genworth Financial Inc.                                         26,744
            2,767  Legg Mason, Inc.                                               346,787
            1,700  M & T Bank Corp.                                               194,038
            3,140  MoneyGram International, Inc.                                   96,461
            2,630  Nationwide Financial Services, Inc.                            113,143
              533  New York Community Bancorp,                                      9,338
                   Inc.
            7,436  Old Republic International Corp.                               162,254
            2,743  PMI Group, Inc.                                                125,959
            3,723  Protective Life Corp.                                          185,182
              400  T. Rowe Price Group, Inc.                                       31,284
            2,964  TCF Financial Corp.                                             76,323
            1,323  TD Banknorth, Inc.                                              38,830
            3,227  Torchmark Corp.                                                184,262
              634  Toronto-Dominion Bank                                           35,314
            2,500  Wilmington Trust Corp.                                         108,375
                                                                                  -------
                                                                                3,525,641
                                                                                ---------
Health Care  (11.5%):
            6,000  AmerisourceBergen Corp.                                        289,620
            3,385  Barr Laboratories, Inc. (b) (c)                                213,187
              974  Caremark Rx, Inc. (b)                                           47,901
            1,186  Cephalon, Inc. (b) (c)                                          71,457
            4,900  Coventry Health Care, Inc. (b)                                 264,502
              400  Dentsply International, Inc.                                    23,260
            1,200  Health Management Associates,                                   25,884
                   Inc.
            1,470  Hillenbrand Industries, Inc.                                    80,835
            3,278  Invitrogen Corp. (b)                                           229,886
            3,533  Lincare Holdings, Inc. (b)                                     137,646
            6,352  Mylan Laboratories, Inc.                                       148,637
            7,000  Omnicare, Inc.                                                 384,930
            2,620  Owens & Minor, Inc.                                             85,857
            4,500  Pediatrix Medical Group, Inc. (b)                              461,880
            6,100  Respironics, Inc. (b)                                          237,351
            3,689  Thermo Electron Corp. (b)                                      136,825
            2,900  Viasys Healthcare, Inc. (b)                                     87,232
            7,500  Watson Pharmaceutical, Inc. (b)                                215,550
                                                                                  -------
                                                                                3,142,440
                                                                                ---------
Industrials  (10.7%):
            1,675  Alliant Techsystems, Inc. (b)                                  129,260
              300  Avery Dennison Corp.                                            17,544
            2,900  Banta Corp.                                                    150,742
              700  Chaparral Steel Co. (b)                                         45,444
            2,656  Cooper Industries Ltd., Class A                                230,806
            4,100  Elbit Systems Ltd.                                              95,571
            1,300  G & K Services, Inc., Class A                                   55,302
            4,200  Griffon Corp. (b)                                              104,328
            3,238  Insituform Technologies, Inc., Class                            86,131
                   A (b)
            3,019  Kennametal, Inc.                                               184,582
            4,759  L-3 Communications Corp.                                       408,275
            3,152  NCO Group, Inc. (b)                                             74,860
            2,600  Oshkosh Truck Corp.                                            161,824
            4,379  Pall Corp. (c)                                                 136,581
            2,336  Parker Hannifin Corp.                                          188,305
            3,800  Precision Castparts Corp.                                      225,720
            1,000  R.R. Donnelley & Sons Co.                                       32,720
              300  Rockwell International Corp.                                    21,573
            1,600  Ryder System, Inc.                                              71,648
              984  Tecumseh Products Co., Class A                                  24,147
            3,421  Teleflex, Inc.                                                 245,046
            1,100  Textron, Inc.  (c)                                             102,729
            2,400  Thomas & Betts Corp. (b)                                       123,312
                                                                                  -------
                                                                                2,916,450
                                                                                ---------
Materials  (6.6%):
            3,300  Albemarle Corp.                                                149,655
            4,300  AptarGroup, Inc.                                               237,575
              600  Ball Corp.  (c)                                                 26,298
            3,000  Bemis Co.                                                       94,740
            2,000  Cymer, Inc. (b)                                                 90,880
            5,000  Cytec Industries, Inc.                                         300,050
            3,093  Eagle Materials, Inc.                                          197,210
              900  Ferro Corp.                                                     18,000
            5,000  FMC Corp.                                                      309,900
              700  Lafarge North America Corp.                                     58,800
            1,960  Lubrizol Corp.                                                  83,986
            1,100  Minerals Technologies, Inc.                                     64,251
            1,300  Pactiv Corp. (b)                                                31,902
              800  Schnitzer Steel Industries, Inc.                                34,280
              700  Texas Industries, Inc.                                          42,343
            1,400  The Scotts Co.                                                  64,064
                                                                                   ------
                                                                                1,803,934
                                                                                ---------
Technology  (12.8%):
           14,354  Activision, Inc. (b) (c)                                       197,941
            1,459  Affiliated Computer Services, Inc. (b)                          87,044
              700  Amdocs, Ltd. (b)                                                25,242
               26  Avid Technology, Inc. (b)                                        1,130
            2,000  Avocent Corp (b)                                                63,480
              150  Benchmark Electronics, Inc. (b)                                  5,753
            2,600  Cognos, Inc. (b)                                               101,140
            1,540  Coherent, Inc. (b)                                              54,069
            1,900  Electronic Arts, Inc. (b)                                      103,968
              600  Fiserv, Inc. (b)                                                25,530
            2,312  Fisher Scientific International, Inc. (b) (c)                  157,332
              976  FLIR Systems, Inc. (b) (c)                                      27,728
            5,410  Forrester Research, Inc. (b)                                   120,751
              400  Genzyme Corp. (b)                                               26,888
            3,700  Harris Corp.                                                   174,973
            2,878  Imation Corp.                                                  123,495
            5,000  Integrated Device Technology, Inc. (b)                          74,300
              700  Interactive Data Corp.                                          16,450
            4,500  Intergraph Corp. (b)                                           187,469
            2,792  International Rectifier Corp. (b)                              115,673
            2,500  Intersil Corp., Class A                                         72,300
              700  Intuit, Inc. (b)                                                37,233
            2,600  Jabil Circuit, Inc. (b)                                        111,436
            3,200  JDA Software Group, Inc. (b)                                    46,208
            2,000  Kla-Tencor Corp.                                                96,720
            2,000  LAM Research Corp. (b)                                          86,000
            2,000  MEMC Electronic Materials, Inc. (b)                             73,840
              600  Microchip Technology, Inc. (c)                                  21,780
            4,000  Micron Technology, Inc. (b)                                     58,880
              600  Molex, Inc.                                                     19,920
            2,748  NCR Corp. (b)                                                  114,839
            1,600  Novell, Inc. (b)                                                12,288
              600  NVIDIA Corp. (b) (c)                                            34,356
           10,000  ON Semiconductor Corp. (b)                                      72,600
            6,168  Paxar Corp. (b)                                                120,708
            2,140  Progress Software Corp. (b)                                     62,253
              898  SafeNet, Inc. (b)                                               23,779
            4,100  Sandisk Corp. (b) (c)                                          235,831
            3,800  Sybase, Inc. (b)                                                80,256
           10,800  Symantec Corp. (b)                                             181,764
            1,700  Symmetricom, Inc. (b)                                           14,535
            1,907  Tektronix, Inc.                                                 68,099
            1,050  THQ, Inc. (b)                                                   27,185
            2,050  Trimble Navigation Ltd. (b)                                     92,353
            1,676  Varian Semiconductor Equipment                                  47,048
                                                                                   ------
                   Associates, Inc. (b) (c)
                                                                                3,502,567
                                                                                ---------
Telecommunications  (0.7%):
            1,407  CenturyTel, Inc.                                                55,042
           14,000  Sycamore Networks, Inc. (b)                                     65,800
            2,000  Telus Corp.                                                     77,400
                                                                                   ------
                                                                                  198,242
                                                                                ---------
Utilities  (3.8%):
            2,200  AGL Resources, Inc.                                             79,310
            1,296  Allete, Inc.                                                    60,394
            2,300  Atmos Energy Corp.                                              60,559
            1,700  Constellation Energy Group                                      93,007
            3,691  Energy East Corp.                                               89,691
              700  KeySpan Corp.                                                   28,609
            4,321  MDU Resources Group, Inc. (c)                                  144,537
            2,900  National Fuel Gas Co.                                           94,888
            1,200  New Jersey Resources Corp.                                      54,300
            4,664  Questar Corp.                                                  326,714
                                                                                  -------
                                                                                1,032,009
                                                                                ---------
Total Common Stocks (Cost $15,639,248)                                         22,556,708
                                                                               ----------

Mutual Funds  (4.0%):
Exchange Traded Funds  (4.0%):
            7,200  iShares S&P Midcap 400                                         570,888
            3,652  MidCap SPDR Trust Series 1 Index                               528,335
                                                                                  -------
                   Fund

Total Mutual Funds (Cost $688,326)                                              1,099,223
                                                                                ---------

Cash Equivalent  (13.0%):
        3,557,808  Huntington Money Market Fund,                                3,557,808
                                                                                ---------
                   Interfund Shares*

Total Cash Equivalent (Cost $3,557,808)                                         3,557,808
                                                                                ---------

Short -Term Securities Held as Collateral for Securities Lending (12.1%):
Mutual Funds (8.6%):
      $ 2,352,833  JPMorgan Institutional Prime Money Market                    2,352,833
                                                                                ---------
                                                                                2,352,833
                                                                                ---------
Time Deposits (3.2%):
         176,060   Bank of Montreal, 4.830%, 4/3/06                               176,060
         352,120   Barclay Bank PLC, 4.850%, 4/3/06                               352,120
         352,120   Canadian Imperial Bank of Commerce, 4.812%, 4/3/06             352,120
           3,104   Regions Bank, 4.830%, 4/3/06                                     3,104
                                                                                    -----
                                                                                  883,404
                                                                                ---------
Variable Rate Obligations (0.3%):
          47,043   Banco Santander, 4.695%, 4/13/06                                47,043
          20,619   Sedina Finance, Inc., 4.788%, 4/25/06                           20,619
                                                                                   ------
                                                                                   67,662
                                                                                ---------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $3,303,899)                                        3,303,899
                                                                                ---------


Total Investments (Cost $23,189,281) (a)   -   111.6%                          30,517,638
Liabilities in Excess of Other Assets   -   (11.6)%                           (3,155,572)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       27,362,066
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington VA New Economy Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


         Shares or Security
    Principal AmountDescription                                                    Value

Common Stocks  (89.1%):
Consumer Discretionary  (16.4%):
            3,500  AAR Corp. (b)                                       $           99,680
            2,800  Adesa, Inc.                                                     74,872
            4,400  Alderwoods Group, Inc. (b)                                      78,760
            1,200  Alliance Atlantis Communications,                               36,600
                   Inc. (b)
              520  Autoliv, Inc.                                                   29,422
              307  AutoNation, Inc. (b)                                             6,616
              750  Barnes & Noble, Inc.                                            34,688
              200  Black & Decker Corp.                                            17,378
              725  Brookfield Asset Management, Inc.                               39,919
            1,050  Bunge Ltd.                                                      58,496
              800  Burlington Coat Factory Warehouse                               36,360
                   Corp.
            1,200  Burlington Northern Santa Fe Corp.                              99,995
            2,700  Canwest Global Comm Corp. (b)                                   22,680
            2,900  Casey's General Stores, Inc.                                    66,323
              580  Centex Corp.                                                    35,954
            2,100  Chiquita Brands International, Inc.                             35,217
            1,250  Circuit City Stores, Inc.                                       30,600
              480  Coach, Inc. (b)                                                 16,598
            1,400  D. R. Horton, Inc.                                              46,508
            2,700  Donegal Group, Inc., Class A                                    70,443
               58  Fidelity National Title Group, Inc.,                             1,321
                   Class A
              354  GameStop Corp. (b)                                              16,688
              176  Harrah's Entertainment, Inc.                                    13,721
              350  Hovnanian Enterprises, Inc. Class A (b)                         15,376
            3,700  Innkeepers USA Trust                                            62,715
              300  J.C. Penney Co., Inc.                                           18,123
            1,030  K-Swiss, Inc.                                                   31,044
              240  KB Home                                                         15,595
            2,000  Kendle International, Inc. (b)                                  67,600
              400  Lennar Corp.                                                    24,152
            1,400  Longs Drug Stores Corp.                                         64,792
              152  M/I Schottenstein Homes, Inc.                                    7,144
              210  MDC Holdings, Inc. (c)                                          13,505
              350  Meritage Corp. (b) (c)                                          19,236
              400  MGM Grand, Inc. (b)                                             17,236
              900  Movie Gallery, Inc. (c)                                          2,718
              600  Nordstrom, Inc.                                                 23,508
               39  NVR, Inc. (b)                                                   28,819
              900  Orient-Express Hotel Ltd.                                       35,307
            6,200  Pathmark Stores, Inc. (b)                                       64,852
              900  Phillips-Van Heusen Corp.                                       34,389
              400  Pulte Homes, Inc.                                               15,368
            1,300  Quiksilver, Inc. (b)                                            18,018
              200  Ryland Group, Inc.                                              13,880
              885  SCP Pool Corp.                                                  41,515
              200  Sears Holdings Corp. (b)                                        26,448
              820  Standard-Pacific Corp.                                          27,568
              200  Starwood Hotels & Resorts                                       13,546
                   Worldwide, Inc.
            1,468  Technical Olympic USA, Inc.                                     29,874
            2,300  The Great Atlantic & Pacific Tea Co.,                           80,339
                    Inc. (b)
            1,600  The Pantry, Inc. (b)                                            99,823
              600  Toll Brothers, Inc. (b)                                         20,778
              800  Urban Outfitters, Inc. (b)                                      19,632
              700  Vail Resorts, Inc. (b)                                          26,754
              575  WCI Communities, Inc. (b)                                       15,997
              258  YUM! Brands, Inc.                                               12,606
            1,300  Zenith National Insurance Corp.                                 62,569
                                                                                   ------
                                                                                2,039,665
                                                                                ---------
Consumer Staples  (2.3%):
            2,300  Archer-Daniels-Midland Co.                                      77,395
              750  Chattem, Inc. (b)                                               28,238
            1,736  Constellation Brands, Inc. (b) (c)                              43,487
            1,620  CVS Corp.                                                       48,389
              570  Flowers Foods, Inc.                                             16,929
            1,600  Pilgrim's Pride Corp.                                           34,672
              920  Ralcorp Holding, Inc. (b)                                       35,006
                                                                                   ------
                                                                                  284,116
                                                                                ---------
Energy  (8.1%):
              500  Atwood Oceanics, Inc. (b)                                       50,505
              600  Burlington Resources, Inc.                                      55,146
            2,000  Chesapeake Energy Corp. (c)                                     62,820
              350  ConocoPhillips                                                  22,103
            2,300  Edge Petroleum Corp. (b)                                        57,454
            1,500  Edison International                                            61,770
            1,200  Grand Prideco, Inc. (b) (c)                                     51,408
            1,000  Helmerich & Payne, Inc.                                         69,819
              550  Hydril (b)                                                      42,873
            2,300  KCS Energy, Inc. (b)                                            59,800
              200  Marathon Oil Corp.                                              15,234
              260  Murphy Oil Corp. (c)                                            12,953
              585  Occidental Petroleum Corp.                                      54,200
            1,200  Oil States International, Inc. (b)                              44,220
              925  Remington Oil & Gas Corp. (b)                                   39,979
            1,720  Todco, Class A                                                  67,785
              500  Transocean Sedco Forex, Inc. (b)                                40,150
            1,400  TXU Corp.                                                       62,664
              700  Unit Corp. (b)                                                  39,025
              800  Valero Energy Corp.                                             47,824
              208  Weatherford International, Inc. (b)                              9,516
            1,004  XTO Energy, Inc.                                                43,744
                                                                                   ------
                                                                                1,010,992
                                                                                ---------
Financials  (9.1%):
            3,100  American Real Estate Partners LP                               142,909
            1,800  Capital Corp. of the West                                       66,096
            1,500  CB Richard Ellis Group, Inc. (b)                               121,049
            1,200  CBL & Associates Properties, Inc.                               50,940
            2,450  Center Financial Corp.                                          59,364
            2,500  CompuCredit Corp. (b)                                           92,025
            1,348  Countrywide Credit Industries, Inc.                             49,472
            2,085  Credicorp Ltd.                                                  55,211
              335  Fidelity National Financial, Inc.                               11,903
              440  First American Financial Corp.                                  17,230
              375  First Republic Bancorp, Inc.                                    14,183
              190  Golden West Financial Corp.                                     12,901
            1,200  Jones Lang LaSalle, Inc. (c)                                    91,848
              850  Nelnet, Inc. (b)                                                35,403
            2,100  Philadelphia Consolidated Holdings                              71,694
                   Corp. (b)
              350  Progressive Corp.                                               36,491
            1,100  Shinhan Financial Group Co., Ltd.                               96,909
                   ADR
              460  Sovereign Bancorp                                               10,079
              492  Ventas, Inc.                                                    16,325
            1,495  Wachovia Corp.                                                  83,795
                                                                                   ------
                                                                                1,135,827
                                                                                ---------
Health Care  (13.9%):
            1,800  Aetna, Inc. (c)                                                 88,452
            1,900  Alpharma, Inc., Class A                                         50,958
              510  Apria Healthcare Group, Inc. (b)                                11,720
              400  Bausch & Lomb, Inc.                                             25,480
              372  Becton, Dickinson & Co.                                         22,908
            1,200  Biosite, Inc. (b) (c)                                           62,316
            2,200  Biovail Corp.                                                   53,570
              587  Caremark Rx, Inc. (b)                                           28,869
            1,100  Cerner Corp. (b) (c)                                            52,195
            3,000  Community Health Care, Inc. (b)                                108,450
            1,233  Cooper Companies, Inc.                                          66,619
              585  Coventry Health Care, Inc. (b)                                  31,578
            2,000  Dade Behring Holdings, Inc.                                     71,420
            1,125  DaVita, Inc. (b)                                                67,736
              280  Dentsply International, Inc.                                    16,282
            1,565  Genesis Healthcare Corp. (b)                                    68,766
            2,150  Humana, Inc. (b)                                               113,198
            3,200  King Pharmaceuticals, Inc. (b)                                  55,200
            2,900  Medcath Corp. (b)                                               55,448
            2,250  Option Care, Inc.                                               31,815
              870  Parexel International Corp. (b)                                 23,003
              524  Pediatrix Medical Group, Inc. (b)                               53,783
              550  Quest Diagnostics, Inc.                                         28,215
            2,980  Sierra Health Services, Inc. (b)                               121,286
            4,300  Thoratec Corp. (b)                                              82,861
            1,978  UnitedHealth Group, Inc.                                       110,491
            3,600  Ventiv Health, Inc. (b) (c)                                    119,592
            1,300  Wellpoint, Inc. (b)                                            100,659
                                                                                  -------
                                                                                1,722,870
                                                                                ---------
Industrials  (15.5%):
              143  Albany International Corp.                                       5,447
              925  AMERCO (b)                                                      91,547
            2,500  Astec Industries, Inc. (b)                                      89,750
            1,400  Canadian Pacific Railway Ltd.                                   69,958
            1,938  Cendant Corp.                                                   33,624
            1,000  Chemed Corp.                                                    59,340
            1,700  Dollar Thrifty Automotive Group,                                77,180
                   Inc. (b)
              750  DRS Technologies, Inc.                                          41,153
            1,650  FirstService Corp. (b)                                          40,574
              530  Flowserve Corp. (b)                                             30,920
            1,700  Gardner Denver, Inc. (b)                                       110,840
              700  Genlyte Group, Inc. (b)                                         47,698
            2,300  Hornbeck Offshore Services, Inc. (b)                            82,961
              190  L-3 Communications Corp.                                        16,300
            2,900  Labor Ready, Inc. (b)                                           69,455
            2,600  Laidlaw International, Inc.                                     70,720
            1,400  Manitowoc Co.                                                  127,610
            1,500  McGrath Rentcorp                                                45,090
            2,100  Mobile Mini, Inc. (b)                                           64,932
              183  PACCAR, Inc.                                                    12,898
            1,400  Precision Castparts Corp.                                       83,160
            1,450  Shaw Group, Inc. (b)                                            44,080
              620  Simpson Manufacturing Co., Inc.                                 26,846
            1,200  Teledyne Technologies, Inc. (b)                                 42,720
              800  Terex Corp. (b)                                                 63,392
            1,000  Timken Co.                                                      32,270
            1,700  Trinity Industries, Inc.                                        92,463
            1,200  Universal Forest Products, Inc.                                 76,188
            1,540  USG Corp. (b)                                                  146,238
              880  Washington Group International, Inc.                            50,503
            1,700  West Corp. (b)                                                  75,922
                                                                                   ------
                                                                                1,921,779
                                                                                ---------
Materials  (5.9%):
              305  Barrick Gold Corp.                                               8,308
            2,800  Encore Wire Corp. (b)                                           94,864
            4,100  General Cable Corp. (b)                                        124,353
            1,700  Greatbatch, Inc. (b)                                            37,247
              300  INCO Ltd.                                                       14,967
            1,300  NS Group, Inc. (b)                                              59,839
            1,000  Phelps Dodge Corp.                                              80,530
              400  Potash Corporation of                                           35,236
                   Saskatchewan, Inc.
              500  Precision Drilling Corp. (c)                                    16,170
              625  Quanex Corp.                                                    41,644
              650  Reliance Steel & Aluminum Co.                                   61,048
            1,500  RTI International Metals, Inc. (b)                              82,275
              300  Silgan Holdings, Inc.                                           12,051
              700  Southern Copper Corp                                            59,136
              600  USEC, Inc.                                                       7,230
                                                                                    -----
                                                                                  734,898
                                                                                ---------
Technology  (13.0%):
            1,421  Activision, Inc. (b) (c)                                        19,596
            1,300  Ansys, Inc. (b)                                                 70,395
            1,050  Anteon International Corp. (b)                                  57,288
            1,650  Apple Computer, Inc. (b)                                       103,488
            9,000  Arris Group, Inc. (b)                                          123,840
            2,620  Autodesk, Inc. (b)                                             100,922
            5,000  Bottomline Technologies, Inc. (b)                               68,650
              700  EMC Corp. (b)                                                    9,541
                1  Fisher Scientific International, Inc. (b)                           54
              700  Hutchinson Technology, Inc. (b)                                 21,119
            1,270  Intergraph Corp. (b)                                            52,908
            3,200  Internet Security, Inc. (b)                                     76,736
            1,800  Itron, Inc. (b)                                                107,730
            5,100  Ixys Corp. (b)                                                  47,022
              400  Jabil Circuit, Inc. (b)                                         17,144
            1,150  Komag, Inc. (b) (c)                                             54,740
              600  Micros Systems, Inc. (b)                                        27,642
            1,225  NCR Corp. (b)                                                   51,193
            2,800  NVIDIA Corp. (b) (c)                                           160,328
              400  Progress Software Corp. (b)                                     11,636
            6,500  Radiant Systems, Inc. (b)                                       87,880
            4,700  SBA Communications Corp. (b)                                   110,027
            1,350  SRA International, Inc. (b)                                     50,936
            5,775  TALX Corp.                                                     164,472
              860  Viscount Systems, Inc. (b)                                         464
              476  Yahoo, Inc. (b)                                                 15,356
                                                                                   ------
                                                                                1,611,107
                                                                                ---------
Telecommunications  (2.6%):
            3,306  American Tower Corp., Class A (b)                              100,238
            1,075  Commonwealth Telephone                                          37,034
                   Enterprises, Inc.
              849  Sprint Corp.                                                    21,938
              230  Telephone & Data Systems, Inc.                                   9,071
              230  Telephone & Data Systems, Inc.                                   8,683
                   Special Shares
            1,900  Telus Corp.                                                     73,530
            7,500  UbiquiTel, Inc. (b)                                             75,750
                                                                                   ------
                                                                                  326,244
                                                                                ---------
Utilities  (2.3%):
            1,800  AES Corp. (b)                                                   30,708
            1,250  Allegheny Energy, Inc. (b)                                      42,313
              525  Constellation Energy Group                                      28,723
              800  Energen Corp.                                                   28,000
              900  ONEOK, Inc.                                                     29,025
              900  Questar Corp.                                                   63,044
            2,500  Sierra Pacific Resources (b)                                    34,525
            1,200  UGI Corp.                                                       25,284
                                                                                   ------
                                                                                  281,622
                                                                                ---------
Total Common Stocks (Cost $7,891,426)                                          11,069,120
                                                                               ----------

Cash Equivalent  (10.5%):
        1,301,471  Huntington Money Market Fund,                                1,301,471
                                                                                ---------
                   Interfund Shares*

Total Cash Equivalent (Cost $1,301,471)                                         1,301,471
                                                                                ---------

Short -Term Securities Held as Collateral for Securities Lending (8.6%):
Mutual Funds (5.6%):
        $ 694,366  JPMorgan Institutional Prime Money Market                      694,366
                                                                                ---------
                                                                                  694,366
                                                                                ---------
Time Deposits (2.3%):
           55,269  Bank of Montreal, 4.830%, 4/3/06                                55,269
          110,538  Barclay Bank PLC, 4.850%, 4/3/06                               110,538
          110,538  Canadian Imperial Bank of Commerce, 4.812%, 4/3/06             110,538
            3,982  Regions Bank, 4.830%, 4/3/06                                     3,983
                                                                                    -----
                                                                                  280,328
                                                                                ---------
Variable Rate Obligations (0.7%):
           87,716  Morgan Stanley & Co., 4.935%, 4/3/06                            87,716
                                                                                   ------
                                                                                   87,716
                                                                                ---------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $1,062,410)                                        1,062,410
                                                                                ---------


Total Investments (Cost $10,255,307) (a)   -   108.2%                          13,433,001
Liabilities in Excess of Other Assets   -   (8.2)%                            (1,012,421)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       12,420,580
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington VA Rotating Markets Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


                   Security
         Shares   Description                                                      Value

Mutual Funds  (97.1%):
           17,955  iShares EAFE Index Fund                             $        1,167,434
            7,131  iShares MSCI Canada Index Fund                                 168,506
            4,839  iShares MSCI Emerging Markets                                  479,061
                   Index Fund
            9,542  iShares MSCI EMU Index Fund                                    831,585
            2,600  iShares MSCI France Index Fund                                  75,946
            3,300  iShares MSCI Germany Index Fund                                 76,065
            4,890  iShares MSCI Hong Kong Index                                    65,966
                   Fund
            2,650  iShares MSCI Italy Index Fund                                   73,935
           10,300  iShares MSCI Japan Index Fund                                  148,320
            5,782  iShares MSCI Mexico Index Fund                                 221,682
            2,350  iShares MSCI Pacific ex-Japan                                  246,633
                   Index Fund
            2,600  iShares MSCI South Korea Index                                 121,290
                   Fund
            9,940  iShares MSCI United Kingdom Index                              200,589
                   Fund
           11,293  iShares Russell 1000 Index Fund                                797,060
            1,181  iShares Russell 3000 Value Index                               112,986
                   Fund
            3,185  iShares Russell Midcap Value Index                             424,879
                   Fund
            5,211  iShares S&P Small Cap 600 Index                                339,653
                   Fund
            2,596  iShares S&P SmallCap 600 BARRA                                 336,078
                   Growth Index Fund
            1,470  iShares U.S. Energy Sector Index                               135,475
                   Fund
            5,065  MidCap SPDR Trust Series 1 Index                               732,754
                   Fund
            2,850  Rydex S&P Equal Weight Index Fund                              502,740
                                                                                  -------


Total Mutual Funds (Cost $5,625,228)                                            7,258,637
                                                                                ---------

Cash Equivalent  (2.7%):
          199,396  Huntington Money Market Fund,                                  199,396
                                                                                  -------
                   Interfund Shares *

Total Cash Equivalent (Cost $199,396)                                             199,396
                                                                                  -------



Total Investments (Cost $5,824,624) (a)   -   99.8%                             7,458,033
Other assets in excess of liabilities   -   0.2%                                   11,254
                                                                                   ------

NET ASSETS   -   100.0%                                                $        7,469,287
                                                                                =========
------------
See Notes to Portfolio of Investments.

Huntington VA Situs Small Cap Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (93.8%):
Cayman Islands  (2.3%):
Consumer Discretionary  (2.3%):
            3,000  Garmin Ltd.                                         $          238,290
                                                                                  -------

Finland  (1.6%):
Industrials  (1.6%):
            2,000  Cargotec Corp., Class B                                         81,911
            2,100  Kone Oyj, Class B                                               86,438
                                                                                   ------
                                                                                  168,349
                                                                                ---------
                                                                                  168,349
                                                                                ---------
Ireland  (0.8%):
Consumer Staples  (0.8%):
            3,500  Kerry Group PLC                                                 84,055
                                                                                   ------

Japan  (1.6%):
Industrials  (0.8%):
            3,500  Sato Corp.                                                      83,872
                                                                                   ------
Technology  (0.8%):
            7,000  Furuno Electric Co. Ltd.                                        84,287
                                                                                   ------
                                                                                  168,159
                                                                                ---------
United Kingdom  (0.8%):
Technology  (0.8%):
           25,000  Halma PLC                                                       81,540
                                                                                   ------

United States  (86.7%):
Consumer Discretionary  (9.3%):
            2,000  AnnTaylor Stores Corp. (b)                                      73,580
            3,000  Audiovox Corp., Class A (b)                                     35,820
            7,000  Brunswick Corp.                                                272,020
              300  Columbia Sportswear Co. (b)                                     15,999
            2,000  Fossil, Inc. (b)                                                37,160
            1,000  Home Depot, Inc.                                                42,300
            1,500  Kerzner International Ltd. (b)                                 116,730
            1,500  Polo Ralph Lauren Corp.                                         90,915
            3,000  ScanSource, Inc. (b)                                           181,230
              800  Toll Brothers, Inc. (b)                                         27,704
            3,500  Urban Outfitters, Inc. (b)                                      85,890
              350  West Marine, Inc. (b)                                            5,254
                                                                                    -----
                                                                                  984,602
                                                                                ---------
Consumer Staples  (2.2%):
            3,100  Fresh Del Monte Produce, Inc.                                   65,565
            5,200  Performance Food Group Co. (b)                                 162,188
                                                                                  -------
                                                                                  227,753
                                                                                ---------
Energy  (12.6%):
            2,750  CARBO Ceramics, Inc.                                           156,503
            8,000  Denbury Resources, Inc. (b)                                    253,360
            9,000  Headwaters, Inc. (b)                                           358,110
            1,000  Houston Exploration Co. (b)                                     52,700
            1,000  Hydril Co. (b)                                                  77,950
            2,000  National-Oilwell Varco, Inc. (b)                               128,240
            2,000  Newfield Exploration Co. (b)                                    83,800
            4,000  Remington Oil & Gas Corp. (b)                                  172,880
            1,000  XTO Energy, Inc.                                                43,570
                                                                                   ------
                                                                                1,327,113
                                                                                ---------
Financials  (10.2%):
            4,250  Arch Capital Group Ltd. (b)                                    245,395
            5,000  Bancshares of Florida, Inc (b)                                 109,823
            5,200  Colonial Bancgroup, Inc.                                       130,000
            5,000  Cullen/Frost Bankers, Inc.                                     268,750
            8,000  Scottish Annuity & Life Holdings                               198,480
                   Ltd.
            2,000  WSFS Financial Corp.                                           125,660
                                                                                  -------
                                                                                1,078,108
                                                                                ---------
Health Care  (13.3%):
            5,000  Albany Molecular Research (b)                                   50,800
            2,150  Bio-Rad Laboratories, Inc., Class A                            134,053
                   (b)
            6,000  Cerner Corp. (b)                                               284,700
            6,500  Edwards Lifesciences Corp. (b)                                 282,750
           10,500  Intermagnetics General Corp. (b)                               263,025
            1,000  Kindred Healthcare, Inc. (b)                                    25,150
            8,000  Mentor Corp.                                                   362,480
              100  Par Pharmaceutical, Inc. (b)                                     2,818
                                                                                    -----
                                                                                1,405,776
                                                                                ---------
Industrials  (14.7%):
            6,500  Armor Holdings, Inc. (b)                                       378,885
            6,000  ElkCorp                                                        202,500
            4,500  Jacobs Engineering Group, Inc. (b)                             390,329
            5,000  Precision Castparts Corp.                                      297,000
            4,500  Universal Forest Products, Inc.                                285,705
                                                                                  -------
                                                                                1,554,419
                                                                                ---------
Materials  (9.3%):
            1,000  Commercial Metals Co.                                           53,490
            6,750  Florida Rock Industries                                        379,485
            5,500  RTI International Metals, Inc. (b)                             301,675
            2,000  Steel Technologies, Inc.                                        48,600
            4,400  The Scotts Co., Class A                                        201,344
                                                                                  -------
                                                                                  984,594
                                                                                ---------
Technology  (12.8%):
            4,000  Black Box Corp.                                                192,200
            7,000  Global Imaging Systems, Inc. (b)                               265,860
            3,000  Hutchinson Technology, Inc. (b)                                 90,510
            1,000  Imation Corp.                                                   42,910
            6,500  Intergraph Corp. (b)                                           270,790
            6,000  Methode Electronics, Inc.                                       65,340
            8,000  Standard Microsystems Corp. (b)                                207,840
            1,000  StarTek, Inc.                                                   23,560
            6,000  Transaction Systems Architects,                                187,260
                                                                                  -------
                   Inc. (b)
                                                                                1,346,270
                                                                                ---------
Telecommunications  (0.3%):
            2,300  General Communication, Inc., Class                              27,807
                                                                                   ------
                   A (b)

Utilities  (2.0%):
            3,000  Hawaiian Electric Industries, Inc.                              81,390
            6,000  UGI Corp.                                                      126,420
                                                                                  -------
                                                                                  207,810
                                                                                ---------
                                                                                9,144,252
                                                                                ---------
Total Common Stocks (Cost $8,534,270)                                           9,884,645
                                                                                ---------

Cash Equivalent  (10.8%):
        1,141,730  Huntington Money Market Fund, Interfund Shares*              1,141,730
                                                                                ---------


Total Cash Equivalent (Cost $1,141,730)                                         1,141,730
                                                                                ---------



Total Investments (Cost $9,676,000) (a)   -   104.6%                           11,026,375
Liabilities in Excess of Other Assets   -   (4.6)%                              (481,627)
                                                                                ---------

NET ASSETS   -   100.0%                                                $       10,544,748
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington VA Mortgage Securities Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)

        Principal  Security
         Amount   Description                                                      Value

U.S. Government Mortgage Backed Agencies  (74.6%):
Federal Home Loan Bank  (8.5%):
          $84,488  Series 6B-2012, Class A, 5.125%,                    $           84,777
                   4/25/12
           82,256  Series 7I-2012, Class A, 5.000%,                                82,861
                   6/15/12
           89,769  Series SK-2015, Class 1, 5.140%,                                89,342
                   8/18/15
           64,528  Series Z2-2013, Class A, 4.800%,                                65,099
                                                                                   ------
                   2/25/13
                                                                                  322,079
                                                                                ---------
Federal Home Loan Mortgage Corporation  (27.2%):
           99,940  Pool # 1G0865, 4.921%, 7/1/35                                   97,721
           41,395  Pool # B18052, 4.500%, 3/1/15                                   39,725
          108,938  Pool # C90779, 5.000%, 1/1/24                                  104,842
           38,000  Pool # C90837, 5.500%, 6/1/24                                   37,456
           50,019  Pool # E96459, 5.000%, 5/1/18                                   48,857
           42,104  Pool # G18008, 4.500%, 9/1/19                                   40,232
           21,323  Pool # G18015, 4.500%, 10/1/19                                  20,375
           98,799  Pool # M80916, 4.000%, 5/1/11                                   95,577
           94,052  Pool # M80982, 5.000%, 7/1/12                                   93,108
           97,941  Pool # M81004, 5.000%, 1/1/13                                   96,959
           53,112  Pool # M90777, 4.500%, 1/1/08                                   52,498
           39,036  Series 1994-23, Class PK, 6.000%,                               39,341
                   5/25/10
           17,359  Series 2469, Class AK, 6.000%,                                  17,352
                   4/15/30
           55,324  Series 2548, Class HA, 4.500%,                                  54,524
                   1/15/10
           91,431  Series 3046, Class YA, 5.000%,                                  87,577
                   2/15/19
           99,246  Series R005, Class AB, 5.500%,                                  98,476
                                                                                   ------
                   12/15/18
                                                                                1,024,620
                                                                                ---------
Federal National Mortgage Association  (27.4%):
           34,795  Pool # 254908, 5.000%, 9/1/23                                   33,503
           61,837  Pool # 254955, 4.000%, 10/1/10                                  59,438
           37,688  Pool # 255224, 4.000%, 5/1/11                                   36,152
           20,693  Pool # 255360, 5.000%, 8/1/24                                   19,906
           88,996  Pool # 255711, 5.500%, 4/1/25                                   87,591
           90,287  Pool # 255745, 5.500%, 5/1/25                                   88,862
           91,549  Pool # 255767, 5.500%, 6/1/25                                   90,105
           89,190  Pool # 255807, 5.500%, 8/1/20                                   88,704
           70,570  Pool # 255808, 5.000%, 7/1/25                                   67,823
           92,656  Pool # 357771, 5.000%, 5/1/25                                   89,050
           37,579  Pool # 721540, 5.000%, 7/1/33                                   35,889
          111,009  Pool # 786457, 5.278%, 7/1/34                                  109,055
           99,827  Pool # 845573, 5.655%, 2/1/36                                   98,791
           75,289  Series 2003-15, Class P, 5.000%,                                75,102
                   12/25/26
           50,000  Series 2672, Class GH, 5.500%,                                  48,435
                                                                                   ------
                   8/15/31
                                                                                1,028,406
                                                                                ---------
Government National Mortgage Association  (11.5%):
           30,083  Pool # 3571, 6.500%, 6/20/34                                    30,875
           35,312  Pool # 3590, 5.500%, 8/20/19                                    35,226
           20,418  Pool # 3637, 5.500%, 11/20/34                                   20,174
           88,876  Pool # 3708, 5.500%, 5/20/20                                    88,657
           70,924  Pool # 3710, 5.000%, 5/20/35                                    68,481
           97,041  Pool # 3741, 4.500%, 8/20/20                                    93,398
           97,791  Pool # 650348, 5.500%, 11/15/35                                 96,902
                                                                                   ------
                                                                                  433,713
                                                                                ---------
Total U.S. Government Mortgage Backed Agencies (Cost $2,860,852)                2,808,818
                                                                                ---------

U.S. Government Agencies  (7.7%):
Federal Home Loan Mortgage Corporation  (5.1%):
          100,000  4.000%, 4/8/11                                                  95,036
          100,000  5.000%, 3/2/15                                                  96,984
                                                                                   ------
                                                                                  192,020
                                                                                ---------
Federal National Mortgage Association  (2.6%):
          100,000  5.600%, 2/8/16                                                  98,811
                                                                                   ------

Total U.S. Government Agencies (Cost $297,584)                                    290,831
                                                                                  -------

Common Stocks  (8.3%):
Real Estate Investment Trusts  (8.3%):
              100  Acadia Realty Trust                                              2,355
              200  Alexandria Real Estate Equities,                                19,066
                   Inc.
              200  AMB Property Corp.                                              10,854
              300  American Campus Communities,                                     7,773
                   Inc.
              100  Boston Properties, Inc.                                          9,325
              500  Brandywine Realty Trust                                         15,880
              200  CBL & Associates Properties, Inc.                                8,490
              200  Digital Reality Trust                                            5,634
              300  Duke Realty Corp.                                               11,385
              100  EastGroup Properties, Inc.                                       4,744
              200  Equity Lifestyle Properties, Inc.                                9,950
              200  Equity Residential Properties Trust                              9,358
              100  Essex Property Trust, Inc.                                      10,873
              200  General Growth Properties, Inc.                                  9,774
              300  Health Care Property Investors,                                  8,520
                   Inc.
              200  Home Properties, Inc.                                           10,220
              300  Hospitality Properties Trust                                    13,101
              100  Host Marriott CORP.                                              2,140
              300  Kimco Realty Corp.                                              12,192
              300  Mack-Cali Realty Corp.                                          14,400
              100  Maguire Properties, Inc.                                         3,650
              100  Mills Corp.                                                      2,800
              300  Nationwide Health Properties, Inc.                               6,450
              200  New Plan Excel Realty Trust                                      5,188
              100  Pennsylvania Real Estate                                         4,400
                   Investment Trust
              200  ProLogis                                                        10,700
              100  Public Storage, Inc.                                             8,123
              200  Realty Income Corp.                                              4,842
              200  Reckson Associates Realty Corp.                                  9,164
              200  Simon Property Group, Inc.                                      16,828
              400  Tanger Factory Outlet Centers,                                  13,764
                   Inc.
              200  U-STORE-IT Trust                                                 4,030
              200  United Dominion Realty Trust, Inc.                               5,708
              100  Vornado Realty Trust                                             9,600
              300  Weingarten Realty Investors                                     12,225
                                                                                   ------

Total Common Stocks (Cost $263,725)                                               313,506
                                                                                  -------

Cash Equivalent  (9.1%):
          343,822  Huntington Money Market Fund, Interfund Shares*                343,822
                                                                                  -------


Total Cash Equivalent (Cost $343,822)                                             343,822
                                                                                  -------



Total Investments (Cost $3,765,983) (a)   -   99.7%                             3,756,977
Other Assets in Excess of Liabilities   -   0.3%                                   13,142
                                                                                   ------

NET ASSETS   -   100.0%                                                $        3,770,119
                                                                                =========
------------
See Notes to Portfolio of Investments.



NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

(a)
------------------------------------------------------------------------------------------------------




                                                                                    Net Unrealized
Fund                                Tax Cost of     Unrealized      Unrealized       Appreciation
                                     Securities    Appreciation    Depreciation    (Depreciation)**
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA Dividend Capture      $ 49,915,018   $ 2,715,927     $ (999,706)        $1,716,221
Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA Growth Fund            20,956,761     2,734,548       (563,468)          2,171,080
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA Income Equity Fund     36,401,598     4,603,513       (548,806)          4,054,707
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA International          2,532,987       490,189         (9,925)            480,264
Equity Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA Macro 100 Fund         7,702,377      1,387,605        (93,865)          1,293,740
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA Mid Corp America       23,189,281     7,477,197       (148,840)          7,328,357
Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA New Economy Fund       10,255,107     3,419,114       (241,220)          3,177,894
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA Rotating Markets       5,824,624      1,633,409           -              1,633,409
Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA Situs Small Cap Fund   9,676,000      1,509,777       (159,402)          1,350,375
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Huntington VA Mortgage Securities    3,765,983        53,904         (62,910)           (9,006)
Fund
------------------------------------------------------------------------------------------------------

**The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

(b) Non-income producing security
(c) All or part of the security was on loan as of March 31, 2006.
* Affiliated

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR- American Depositary Receipt
AMEX-American Stock Exchange
EAFE- Europe, Australasia and Far East
EMU- European Monetary Union
MSCI- Morgan Stanley Capital International
S&P- Standard & Poor's
SPDR- Standard & Poor's Depositary Receipt

   This report contains the Portfolio of Investments of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

     Huntington VA Dividend Capture Fund (VA Dividend Capture Fund) Huntington VA Growth Fund (VA Growth Fund)
     Huntington VA Income Equity Fund (VA Income Equity Fund)
     Huntington VA International Equity Fund (VA International Equity Fund) Huntington VA Macro 100 Fund (VA Macro 100 Fund)
     Huntington VA Mid Corp America Fund (VA Mid Corp America Fund) Huntington VA New Economy Fund (VA New Economy Fund)
     Huntington VA Rotating Markets Fund (VA Rotating Markets Fund) Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund)
     Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)

A.    Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees ("Trustees"), the Huntington VA Funds (the "Trust") relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest - volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor"), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.


B.  Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.    Foreign Exchange Contracts
The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At March 31, 2006, the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

E.    Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.    Written Options Contracts
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Income Equity Fund's written option activity for the quarter ended March 31, 2006:

--------------------------------------------------------------------------------

Contracts                                               Number of      Premium
                                                        Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Outstanding at 12/31/2005                               2,456        $ 486,539
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options written                                          1,911          379,291
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options expired                                          (762)          (50,702)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options closed                                         (2,018)         (521,936)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options exercised                                        (124)          (43,087)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Outstanding at 03/31/2006                               1,463         $ 250,105
--------------------------------------------------------------------------------

 At March 31, 2006, the VA Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS



                                                             Number                     Unrealized
Contract                    Type      Expiration   Exercise  of          Market        Appreciation
                                         Date        Price   Contracts    Value       (Depreciation)
Apache Corp.                Call       July 2006      70        57       15,533           $ (29)
AT&T, Inc.                  Call       July 2006     27.5       130       8,125            5,894
ChevronTexaco Corp.         Call       June 2006      60        198      24,255           (1,434)
ConocoPhillips              Call      August 2006     65        226      79,100          (14,240)
Fortune Corp.               Call       June 2006      85        40        3,800            2,463
Merck & Co., Inc.           Call      April 2006     37.5       232       4,640            4,407
Occidental Petroleum        Call      August 2006     95        109      66,490           (2,847)
Corp.
Progress Energy, Inc.       Call      April 2006      45        57         998             7,472
Texas Instruments, Inc.     Call       July 2006     37.5       139       7,298            3,765
Verizon Communications,     Call      April 2006      35        93        1,163            3,394
Inc.
V.F. Corp.                  Call       May 2006       55        40       11,600            2,679
V.F. Corp.                  Call       May 2006       60        41        1,640            2,628
Wachovia Corp.              Call       July 2006      60        101       6,060            5,251
NET UNREALIZED
APPRECIATION ON WRITTEN
OPTION CONTRACTS
                                                                                         $ 19,403

G.  Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets (20% for the VA Growth and the VA Income Equity Funds, and 33 1/3% for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA New Economy, VA Rotating Markets, VA Situs Small Cap, and VA Mortgage Securities Funds) on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA New Economy, VA Rotating Markets, VA Situs Small Cap and VA Mortgage Securities Funds, and at least equal to 102% of the value of the securities on loan for the VA Growth and VA Income Equity Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain a portion of the interest received on investment of collateral. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. Prior to February 1, 2006, Boston Global Advisors served as sub-custodian for the securities lending program. BGA received a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank, ("Huntington"), as custodian of each of the Funds except International Equity, received a monthly fee from BGA to offset certain transaction costs incurred by the custodian. On February 1, 2006, PFPC Trust Co. ("PFPC") began serving as sub-custodian of the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans. As of March 31, 2006, the following Funds had securities with the following market values on loan:






         Fund            Market Value of Loaned      Market Value of Collateral*
                               Securities
--------------------------------------------------------------------------------
VA Dividend Capture            $ 4,073,261                   $ 4,234,025
Fund
VA Growth Fund                  2,733,151                     2,836,995
VA Income Equity Fund           4,161,066                     4,354,232
VA Mid Corp America             3,181,863                     3,303,899
Fund
VA New Economy Fund             1,029,307                     1,062,410

*Includes securities and cash collateral.

Prior to February 1, 2006, Boston Global Advisors served as sub-custodian for the securities lending program.

H.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends less foreign tax withholding (if any), are recorded on the ex-dividend date.



Item 2. Controls and Procedures.
(a) The  registrant's  principal  executive  officer and  principal  financial officer have concluded, that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
                                  SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Huntington VA Funds


By (Signature and Title)



               /s/Charles L. Davis, Jr.
               ---------------------------------------------------------------
               Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date    May 30, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)



               /s/Charles L. Davis, Jr.
               ---------------------------------------------------------------
               Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date    May 30, 2006


By (Signature and Title)



               /s/Christopher E. Sabato
               ---------------------------------------------------------------
               Christopher E. Sabato, Treasurer and Principal Financial Officer